FFTW FUNDS, INC.
                        PROSPECTUS DATED APRIL 30, 2004
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2004
                        SUPPLEMENT DATED MARCH 10, 2005

THE FOLLOWING INFORMATION REPLACES PORTFOLIO MANAGER DISCLOSURE FOR THE INTERNATIONAL PORTFOLIO IN THE SECTION ENTITLED "PORTFOLIO MANAGERS" ON PAGES 24 AND 25 OF THE PROSPECTUS:

KEVIN CORRIGAN, MANAGING DIRECTOR, PORTFOLIO MANAGER. Mr. Corrigan has joint responsibility for management of the International Portfolio. He joined FFTW in July 1995. He heads the International Corporate Credit Team. Mr. Corrigan currently specializes in European financial institutions and is a member of the Investment Strategy Group. Previously, Mr. Corrigan worked at JP Morgan as an accountant in a number of functions, including the sterling securities and European interest rate swaps and derivatives areas. Mr. Corrigan holds a BA Honors in English literature from Reading University (1987) and is a fellow of the Chartered Association of Certified Accountants (1994).

RICHARD WILLIAMS, CO-CHIEF INVESTMENT OFFICER, MANAGING DIRECTOR. Mr. Williams has joint responsibility for management of the International Portfolio. He joined FFTW in 1995. In his role as co-Chief Investment Officer, Mr. Williams chairs the Investment Strategy Group, which determines the investment strategy and sector allocations for all portfolios under the firm's management. His primary portfolio responsibility is for global aggregate portfolios. Mr. Williams joined FFTW from Deutsche Bank, where he worked as an analyst in the fixed income research department for two years. Mr. Williams has a MA in mathematics from Lincoln College, Oxford University, and completed an MBA from City University Business School while at FFTW. He is a Fellow of the Institute of Actuaries and has lectured in Finance at Moscow State University.


THE FOLLOWING INFORMATION REPLACES THE PRINCIPAL INVESTMENT STRATEGIES, INVESTMENT POLICIES AND PRINCIPAL INVESTMENTS FOR THE U.S. INFLATION-INDEXED PORTFOLIO ON PAGE 10 OF THE PROSPECTUS:

PRINCIPAL The Portfolio invests primarily in bonds that are denominated in INVESTMENT U.S. dollars and that have a coupon rate and/or principal amount
STRATEGIES:    linked  to  the  inflation   rate  and   derivative   instruments
               denominated in U.S. dollars whose returns are linked to the inflation rate. The performance objective of the Portfolio is to outperform an index that the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Lehman Brothers
               U.S.  Treasury  Inflation Note Index.  (The Lehman  Brothers U.S.
               Treasury Inflation Note Index is comprised of bonds that have cash flows linked to an inflation index. These securities protect against adverse inflation and provide a minimum level of real return. Each bond in the Index will be adjusted monthly for changes in the Consumer Price Index ("CPI") (non-seasonally adjusted). All bonds included in the Index are issued by the U.S.
               Treasury. In addition, the bonds must have more than one year to maturity. The index is not available for investment and, unlike the Portfolio, does not incur expenses.)

 INVESTMENT    Under normal  circumstances,  at least 80% of the Portfolio's net
 POLICIES:     assets  (including  borrowings for  investment  purposes) must be invested in inflation-indexed securities that are denominated in U.S. dollars and derivative instruments denominated in U.S.
               dollars  whose  returns  are linked to the  inflation  rate.  The
               Portfolio will invest in derivatives as a substitute for direct investment in inflation-indexed securities. In addition, up to 20% of the Portfolio's net assets (including borrowings for investment purposes) may be invested in foreign inflation-indexed securities (sovereign issues only) whose returns may be hedged into U.S. dollars, U.S. government and agency securities that are not indexed to inflation, and corporate bonds denominated in U.S.
               dollars or foreign currencies. For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S.
               government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investm ent objective. The Portfolio is "non-diversified" under the 1940 Act, meaning that it may invest in securities of a limited number of issuers.




 PRINCIPAL      * Derivative Securities
 INVESTMENTS:   * Inflation-Indexed Securities
                * Other Investment Companies


THE FOLLOWING INFORMATION SUPPLEMENTS THE PRINCIPAL INVESTMENT RISKS FOR THE U.S. INFLATION-INDEXED PORTFOLIO ON PAGE 12 OF THE PROSPECTUS:

Derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives, including futures contracts, may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.


THE  FOLLOWING   INFORMATION  REPLACES  THE  PERMITTED  INVESTMENT   STRATEGIES,
INVESTMENTS AND ASSOCIATED RISKS FOR THE U.S. INFLATION-INDEXED PORTFOLIO ON PAGE 33 OF THE PROSPECTUS.

Principal Investments
* Derivative Securities
* Duration Management
* Inflation-Indexed Securities
* Investment Companies
* U.S. Government and Agency Securities

Other Investments and Investment Strategies
* Asset-Backed Securities
* Bank Obligations
* Brady Bonds
* Corporate Debt Instruments
* Dollar Roll Transactions

* Emerging Market Securities
* Foreign Instruments
* Illiquid Securities
* Indexed Notes, Currency Exchange-Related Securities and Similar Securities
* Mortgage-Backed Securities
* Multi-National Currency Unit Securities or More Than One Currency Denomination
* Repurchase and Reverse Repurchase Agreements
* Short Sales Transactions
* Stripped Instruments
* TBA Transactions
* Total Return Swaps
* When Issued and Forward Commitment Securities
* Zero Coupon Securities


THE FOLLOWING INFORMATION SUPPLEMENTS THE DESCRIPTION OF INFLATION-INDEXED SECURITIES ON PAGE 42 OF THE PROSPECTUS:

CPI futures are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. An inflation swap is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows. CPI futures and inflation swaps can be used to hedge the inflation risk in nominal bonds and can be combined with U.S. Treasury futures contracts to create synthetic TIPS.


THE FOLLOWING INFORMATION SUPPLEMENTS THE DESCRIPTION OF INFLATION-INDEXED SECURITIES BEGINNING ON PAGE 25 OF THE STATEMENT OF ADDITIONAL INFORMATION:

CPI futures are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. An inflation swap is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows. CPI futures and inflation swaps can be used to hedge the inflation risk in nominal bonds and can be combined with U.S. Treasury futures contracts to create synthetic TIPS.


THE FOLLOWING INFORMATION REPLACES THE INVESTMENT RESTRICTION FOR THE U.S. INFLATION-INDEXED PORTFOLIO FOUND ON PAGE 45 OF THE STATEMENT OF ADDITIONAL
INFORMATION:

Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in inflation-indexed securities that are denominated in U.S. dollars and derivative instruments denominated in U.S. dollars whose returns are linked to the inflation rate. The Portfolio will invest in derivatives as a substitute for direct investment in inflation-indexed securities.

                                FFTW FUNDS, INC.
                            INTERNATIONAL PORTFOLIO
                        PROSPECTUS DATED APRIL 30, 2004
                        SUPPLEMENT DATED MARCH 10, 2005

THE FOLLOWING INFORMATION REPLACES PORTFOLIO MANAGER DISCLOSURE IN THE SECTION ENTITLED "PORTFOLIO MANAGERS" ON PAGE 9 OF THE PROSPECTUS:

KEVIN CORRIGAN, MANAGING DIRECTOR, PORTFOLIO MANAGER. Mr. Corrigan has joint responsibility for management of the International Portfolio. He joined FFTW in July 1995. He heads the International Corporate Credit Team. Mr. Corrigan currently specializes in European financial institutions and is a member of the Investment Strategy Group. Previously, Mr. Corrigan worked at JP Morgan as an accountant in a number of functions, including the sterling securities and European interest rate swaps and derivatives areas. Mr. Corrigan holds a BA Honors in English literature from Reading University (1987) and is a fellow of the Chartered Association of Certified Accountants (1994).

RICHARD WILLIAMS, CO-CHIEF INVESTMENT OFFICER, MANAGING DIRECTOR. Mr. Williams has joint responsibility for management of the International Portfolio. He joined FFTW in 1995. In his role as co-Chief Investment Officer, Mr. Williams chairs the Investment Strategy Group, which determines the investment strategy and sector allocations for all portfolios under the firm's management. His primary portfolio responsibility is for global aggregate portfolios. Mr. Williams joined FFTW from Deutsche Bank, where he worked as an analyst in the fixed income research department for two years. Mr. Williams has a MA in mathematics from Lincoln College, Oxford University, and completed an MBA from City University Business School while at FFTW. He is a Fellow of the Institute of Actuaries and has lectured in Finance at Moscow State University.